Supplement, dated October 13, 2004, to the
                         Prospectuses, dated May 3, 2004
                    of Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                   Small-Cap Value Portfolio (the "Portfolio")


      On September 16, 2004, the Board of Directors of the Fund approved (i) a change to the Portfolio's principal investment strategies to permit the Portfolio to invest generally at least 80% of its net assets in "value" companies with market capitalizations of $3 billion or less as compared to the current limit of up to $2 billion and (ii) changing the name of the Portfolio from "Small-Cap Value Portfolio" to "Smaller-Cap Value Portfolio." As a result, effective January 1, 2005, the following changes will be made to each Prospectus of the Fund:

      All references in the Prospectuses to "Seligman Small-Cap Value Portfolio" are hereby deleted and replaced with "Seligman Smaller-Cap Value Portfolio."

      On page 52 of the Fund's Prospectus (page 1 in the case of the Prospectuses relating to the Portfolio's Class 1 and 2 shares), the second paragraph under the caption "Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

      The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Portfolio.
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                   Supplement, dated October 13, 2004, to the
             Statement of Additional Information, dated May 3, 2004
                    of Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                   Small-Cap Value Portfolio (the "Portfolio")


         Effective January 1, 2005, the following change will be made to the Fund's Statement of Additional Information:

         All references in the Statement of Additional Information to the "Small-Cap Value Portfolio" or "Seligman Small-Cap Value Portfolio" are hereby deleted and replaced with "Smaller-Cap Value Portfolio" or "Seligman Smaller-Cap Value Portfolio," respectively.